[BRIDGEWAY LOGO]


December Quarter Semi-annual Report

February 20, 2001

Dear Ultra-Small Index Portfolio Shareholder,

We experienced a small (2.2%) decline in the six months ending in December and managed to eek out a small positive return for the calendar year. I am pleased with this performance, given the significant decline of the major (large company) indexes, including the 39% decline of the NASDAQ Composite. I am not pleased with our tracking error, which though positive, continued in the second half.

As detailed in the section below, the Fund Board voted on February 16 to change the name of our Portfolio on March 31 to "Bridgeway Ultra-Small Company Tax Advantage Portfolio." However, nothing will change about the investment objective, strategy, or operation of the Portfolio as a result of this change.

Performance Summary

The following table presents SEC standardized performance for 6 months, one-year and life-to-date. The graph below presents our cumulative quarterly performance versus the same benchmarks.

                                         6 month        1 Year      Life-to-Date
                                         7/1/00         1/1/00         7/31/97
                                       to 12/31/00   to 12/31/00    to 12/31/00(4)
                                       -----------   -----------    --------------
Ultra-Small Index Portfolio               (2.2)%          0.7%            7.8%
CRSP Cap-Based Portfolio 10 Index(1)     (19.4)%        (13.2)%           1.5%
Russell 2000 Index(2)                     (5.9)%         (3.0)%           5.9%

(1) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 1851 of the smallest publicly traded U.S. stocks (with dividends reinvested) as reported by the Center for Research on Security Prices. Our Portfolio seeks to match its composition and performance over the long term. (2) The Russell 2000 Index is an unmanaged index of small companies (with dividends reinvested). It is the most widely tracked index among small company funds, but it is comprised of companies roughly 10 times larger than those of the CRSP Index and the Bridgeway Portfolio. (3) Life-to-Date returns are annualized. Past performance does not guarantee future returns.


      [GRAPH SHOWING GROWTH OF $10,000 INVESTED FROM 7/31/97 TO 12/31/00]

Which Fund Family Had the Best Returns in 2000?

In an article on January 16, Investor's Business Daily reported the rankings of the top 20 fund families based on the asset-weighted returns of their diversified stock funds. Who won?

Who cares? Bridgeway beat them all. Bridgeway beat them all in 1999, too. I haven't figured out why these reporters are so obsessed with the largest fund companies. I guess they think most people want to be a part of "the pack" following the pied piper.

If it Looks Like a Duck and Quacks Like a Duck ...

TRANSLATION: Although we are still operating this fund the same way (seeking to match the CRSP Cap-Based Portfolio Index composition in a tax-efficient way), we are changing the name.

We outperformed the CRSP Cap-Based Portfolio 10 index by 14% in the 2000 calendar year, including a much too large 9.5% in the fourth quarter alone. As we passively manage the portfolio, our strategy is to match, rather than beat the index by buying a representative sample of ultra-small companies. Our only "value added" activities are tax management, trading (trying to buy the companies as cheaply as possible), and cost control. I believe our record on tax management has been excellent. We have distributed no capital gains since inception three and a half years ago. I am pleased with our trading record, and we are making excellent progress in bringing our total costs down to the contract rate of 0.75% annually. Our tracking error, however, is unacceptable for an index fund, at least measured by normal standards. As detailed in my June 2000 annual report, Bridgeway had undertaken a number of things to bring our tracking performance back in line, and I was optimistic that we would do so. Here is the report card on our activities in those four areas:

         1) We have significantly increased the number of companies owned to over 400. This is more than the number we believed would be necessary to track the index.

         2) We purchased more timely, accurate, and expensive data to track the financial characteristics of the Portfolio and that of the index. We tracked these financial characteristics well in the latter half of calendar year 2000.

         3) We purchased more detailed index data to determine differences. The minor differences in definition were insignificant to the tracking error.

         4) We purchased software to help identify index/portfolio differences more quickly.

Nevertheless, our tracking error continued.  What happened?

The composition of the Index itself changed dramatically in the third and fourth quarters as many Internet stocks shrunk to the lower market cap group. With our tax management strategy, we lagged adding some of these (poorer performing) Internet companies to the Portfolio, although we were definitely adding them. We have also concluded that 400 stocks is still not enough to track the index, given our tax management objective.

Our board of directors evaluated several courses of action. These included 1) creating our own, much lower turnover index of ultra-small companies and 2) simply changing the name of the Portfolio without changing the way it is managed. While I would love to create our own tax-efficient and lower turnover index (similar to our Bridgeway Ultra-Large 35 Index), it's hard to justify the time it would take to manage it. Thus, the Board has chosen the most efficient course and the one we believe is in the best interests of our shareholders: simply to change the name, continue to seek to match the composition of the CRSP Cap Based Portfolio 10 Index, but recognize that with our tax management and sampling of companies, we will miss the mark in any given month or quarter.

So is this an index fund? We're purchasing only companies in the index. We match the median market capitalization, price-to-earnings ratio, and price-to-book (financial) characteristics pretty well. We're not trying to pick winning stocks, just pick a representative sample of them. When bad news comes out on a company, we don't sell. (As a matter of fact, we don't even "look.") When good news comes out, we don't buy more. On the other hand, we have missed our performance mark by too wide a margin. Is this an index fund?

You'll have to decide. Our new name becomes Bridgeway Ultra-Small Company Tax Advantage Portfolio on March 31, 2001.

"We too were caught up ..."

The following is from a portfolio manager at one of the largest and most well-respected fund families that had made a name for itself in growth and technology stocks over the last few years:

                  "We too, were caught up in the over-enthusiasm for tech."

Needless to say, this fund group, which looked like the market heroes in the late 90's amid an awesome run of large growth companies, wasn't sitting so pretty at the end of 2000. It makes sense to me; if you fall in love with one segment of the market, you can expect to do better than your peers when that segment is doing well and worse when it is doing poorly. Upon reflection, the quote above caught my attention. One of this Portfolio's strengths is that we don't get overenthusiastic about technology, the Internet, or any other sector. We own our share of technology (about 26% if you count telecommunications), but we let the market determine how much (we're trying to roughly match the CRSP index sector representation). It is a very unemotional process. We don't time the market, we don't get overly enthusiastic when the market's up, nor downtrodden when the market's down. Investing in ultra-small stocks should be part of a long-term strategy.

I spent a half hour recently trying to reassure a friend who has made some excellent savings and investment decisions over the last decade and who is now losing sleep. The one mistake he made was falling in love exclusively with technology and growth stocks. Even with the carnage of 2000, his portfolio is not doing too badly, considering the full course of the last decade. My advice to him is the same I've repeated in my letters over the years: 1) Put short-term money (money you may need to spend in the short-term) and some emergency money (enough to cover a "rainy day" or rainy year) in short-term, low volatility instruments, like a short-term bond fund. 2) Put long-term money (money you expect to spend much later) in long-term instruments, like a diversified portfolio of stocks. 3) Pay attention to taxes, but don't let them be the primary driver of your investment plan. (Avoiding tax sheltering limited partnerships in the 70's would have been wise, I believe, but considering a tax efficient fund for a taxable account is probably a good idea.) 4) Forget about the rule of thumb, "You can spend the interest and dividends, but don't touch principal." I think a better plan is to think about an appropriate level of annual redemptions regardless of whether it comes from "principal," income, or appreciation. In a diversified portfolio based on 75% stocks and 25% short-term bonds, I believe 4 to 5% is conservative and relatively safe. 5) No investment is 100% safe. If you retired in 1940, having just lived through the Great Depression, a safe thing appeared to be putting your retirement nest egg in Treasury Bills. Over the next 10 years (including reinvesting interest) they lost 41% of their purchase power due to inflation. How safe was that? Diversification would have been a better plan. 6) Have a plan that includes diversification, write it down (maybe have someone review it), and then stick with it. These points would avoid most of the mistakes I see people make with investments.

Please don't consider anything in this section as investment advice. It's philosophy. I don't know the specifics of your financial picture, and no "canned advice" applies in all situations.

Expenses

TRANSLATION: The Securities and Exchange Commission is considering requiring funds to report actual dollar expenses to their shareholders. We'll take a "first shot" at it here. Among retail mutual funds, to the best of my knowledge, our costs are rock bottom.

There has been considerable industry discussion surrounding a proposal by the SEC to require funds to report actual investment expenses at the shareholder level. Thus, instead of just reporting an expense ratio, funds would calculate your actual dollars of expenses over the last year. While this gets complicated with additions and withdrawals, it's pretty easy to calculate if you just count an investment held from the beginning to the end of the year. If you hold a $1,000 investment at calendar year end, you paid $7.75 in fund expenses during the year. You can use this number to calculate your own expenses, assuming no contributions or withdrawals in 2000. For example, if your account had $8,267 at the end of December, you paid $64.07 in expenses in 2000.

                                        2000        Average Domestic
                                       Actual         Equity Fund
                                       ------       ----------------
Expense Ratio                           0.75%             2.52%
$ of expenses per $1000
     of 12/31/00 account balance       $7.75            $26.04

The second column is the actual experience in calendar year 2000. The third column is the same figure for the average of funds investing in similar size companies. This is where this Portfolio really shines. You keep more of the returns due to lower expenses. In a taxable account, you also keep more returns that the vast majority of funds due to tax efficiency.

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice. Any favorable (or unfavorable) description of a holding applies only as of the historical period in question.

Conclusion

As always, I appreciate your feedback. We take shareholder comments seriously and have made continuing improvements because people have taken the time to write or call us. Please keep your ideas coming.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
                  SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
                     Showing percentage of total net assets
                               December 31, 2000


     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
Common Stock - 80.6%
     Advertising - 0.4%
               Equity Marketing Inc. *                     400        $     5,500
               Leapnet Inc. *                            7,485              6,549
                                                                      -----------
                                                                           12,049
     Aerospace and Defense - 0.9%
               EDO Corp.                                 3,700             27,288
               International Airline Support
                  Group *                                1,100                963
                                                                      -----------
                                                                           28,251
     Agriculture - 0.3%
               The Andersons Inc.                          950              8,194

     Apparel - 1.5%
               Ashworth Inc. *                           1,200              7,800
               Delta Apparel Inc.                          250              3,359
               Delta Woodside Inds Inc. *                2,500              2,969
               Duck Head Apparel
                  Company Inc. *                           250                359
               Galey & Lord Inc. *                       2,900              7,250
               Haggar Corp.                                450              5,175
               Leather Factory Inc. *                    3,900              4,144
               McNaughton Apparel Group Inc.*              700              7,438
               Steven Madden Ltd. *                        700              5,338
               Tandy Brands Accessories Inc. *             100                638
                                                                      -----------
                                                                           44,470
     Auto Parts & Equipment - 0.8%
               IMPCO Technologies Inc. *                   829              9,948
               Raytech Corp. *                           6,400             14,000
                                                                      -----------
                                                                           23,948
     Banking - 7.1%
               Bancfirst Ohio Corp.                        279              4,290
               Bancorp Rhode Island Inc.                   700              8,881
               Bank of The Ozarks                          550              7,184
               Bryn Mawr Bank Corp.                        230              4,859
               CNBT Bancshares Inc.                        600             10,800
               Capitol Bancorp Ltd. *                      500              4,875
               Cascade Bancorp                             400              5,400
               Central Bancorp Inc.                        300              5,025
               Civic Bancorp *                             300              4,800
               Codorus Valley Bancorp Inc.                 420              6,668
               Colorado Business
                  Bankshares, Inc.                         400              6,850
               Commercial Bankshares Inc.
                  (Florida)                                300              5,100
               Community Bankshares Inc.
                  (Virginia)                               300              5,288
               Community West Bancshares *                 800              3,100
               Covest Bancshares Inc.                      500              6,375
               FNB Corp. Inc.                               79                953
               FVNB Corp.                                  200              6,975
               First Banks America Inc. *                  400              7,050
               First Colonial Group Inc.                   330              4,455
               First State Bancorporation                  500              6,992
               Greater Community Bancorp                   551              4,959
               Habersham Bancorp                           600              5,813
               IBERIABANK Corp.                            350              7,613

     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----

               Mercantile Bank Corp. *                     500           $ 5,938
               NSD Bancorp Inc.                            315             4,804
               Northrim Bank                             1,330            13,466
               Northway Financial Inc.                     300             7,050
               Patriot Bank Corp.                          600             4,050
               Prosperity Bancshares Inc.                  400             7,900
               Redwood Empire Bancorp                      300             6,113
               SJNB Financial Corp.                        200             7,300
               SNB Bancshares Inc.                         500             6,250
               Southside Bancshares Inc.                   735             6,248
               Yardville National Bancorp                  600             7,238
                                                                      -----------
                                                                          210,662

     Beverages - 0.5%
               Odwalla Inc. *                              700             6,913
               Redhook ALE Brewery Inc. *                3,100             4,747
               Vermont Pure Holdings Ltd. *              1,800             3,713
                                                                      -----------
                                                                          15,373
     Biotechnology - 0.1%
               Interpore International *                   890             3,504

     Building Materials - 0.3%
               Aaon Inc. *                                 350             6,191
               Catalina Lighting Inc. *                  1,000             2,125
                                                                      -----------
                                                                           8,316
     Chemicals - 0.5%
               General Chemical Group Inc. *             3,300             3,300
               JLM Industries Inc. *                     1,100             2,269
               KMG Chemicals Inc.                        1,100             7,150
               Southwall Technologies Inc. *             1,250             3,594
                                                                      -----------
                                                                          16,313
     Commercial Services - 4.1%
               ACE Cash Express Inc. *                   1,200            12,975
               ASI Solutions Inc. *                      1,000            15,750
               Cass Information Systems Inc.               300             5,250
               Command Systems Inc. *                    2,500             5,078
               Conrad Industries Inc. *                    900             5,175
               Exponent Inc. *                             600             5,738
               FTI Consulting Inc. *                     1,800            18,450
               Hall Kinion & Associates Inc. *             500            10,063
               Health Management Systems
                  Inc *                                  1,200             1,800
               Innotrac Corp. *                          1,000             3,500
               Interdent Inc. *                            835             1,044
               National Research Corp. *                 1,000             4,000
               Nexthealth Inc. *                         2,300             7,763
               Opinion Research Corp. *                    900             4,331
               Scherer Healthcare Inc. *                 2,500             9,688
               Team Mucho Inc. *                         1,000             6,750
               Versar Inc. *                             2,900             5,438
                                                                      -----------
     Computers - 5.1%                                                    122,793

               ARIS Corp. *                              1,900             3,384
               Check Technology Corp. *                  1,000             3,063
               Compucom Systems Inc. *                   2,900             3,716
               Dataram Corp. *                             900            10,463
               Drexler Technology Corp. *                  500             6,906
               ImageX.com Inc. *                         6,900             7,116

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
            SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited), continued
                     Showing percentage of total net assets
                               December 31, 2000


     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
     Computers, continued

               Innodata Corp. *                          6,000             66,000
               KEY Tronic Corp. *                        1,300              3,575
               Manchester Technologies Inc. *            1,400              3,150
               Micros To Mainframes Inc. *               2,500              4,063
               Microtouch Systems Inc. *                   500             10,445
               Printronix Inc. *                           700              4,922
               Rimage Corp. *                            2,025             17,466
               Seec Inc. *                               1,100              2,681
               Tier Technologies Inc. *                    800              4,550
                                                                      -----------
                                                                          151,500
     Distribution and Wholesale - 2.9%
               AG Services of America *                    350              4,813
               Advanced Marketing Services               1,350             23,456
               Allou Health & Beauty *                     800              2,600
               Amcon Distributing Company                1,870              6,896
               Bell Microproducts Inc. *                   975             15,478
               Industrial Distribution Group Inc.*       1,800              3,488
               Jaco Electronics Inc. *                     600              4,369
               Meteor Industries Inc. *                  2,900             11,963
               Nitches Inc.                              1,300              7,394
               Primesource Corp.                         1,000              4,500
                                                                      -----------
                                                                           84,957

     Diversified Financial Services - 1.3%
               First Investors Finl Svcs. *              1,400              5,425
               HPSC, Inc. *                                600              3,600
               Hoenig Group Inc. *                       1,200             13,050
               Maxcor Financial Group *                  2,500              2,578
               TFC Enterprises Inc. *                    9,700              9,094
               Union Acceptance Corp. *                  1,000              4,250
                                                                      -----------
                                                                           37,997

     Electrical Components and Equipment - 0.4%
               Nortech Systems Inc. *                    1,400             11,113

     Electronics - 1.7%
               Aehr Test Systems *                         800              4,200
               DTM Corp. *                               1,600              4,800
               Daktronics Inc. *                         1,000             11,875
               OYO Geospace Corp. *                        500             11,250
               Phoenix Gold International *              1,000              1,188
               Reptron Electronics Inc. *                  400              2,475
               Signal Technology Corp. *                   900              9,000
               Vicon Industries Inc. *                   3,400              5,738
                                                                      -----------
                                                                           50,526

     Engineering & Construction - 0.4%
               Keith Cos Inc. *                            700              5,600
               Perini Corp. *                              500              1,500
               STV Group Inc. *                            700              4,638
                                                                      -----------
                                                                           11,738

     Entertainment - 0.2%
               Integrity Inc. *                          2,200              6,463

     Environmental Control - 0.6%
               BHA Group Holdings Inc.                     600              8,400
               TRC Cos. Inc. *                             500              9,688
                                                                      -----------
                                                                           18,088
     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
      Food - 3.2%
                Atlantic Premium Brands Ltd. *            2,500           $ 2,500
                Eagle Food Centers Inc. *                   500               141
                Green Mountain Coffee Inc. *                700            35,000
                Lucille Farms Inc. *                      2,000             4,000
                Monterey Pasta Company *                  8,400            39,900
                Rocky Mountain Choc Fact Inc.*            1,100             3,781
                Tasty Baking Company                        400             5,604
                Village Super Market *                      300             4,050
                                                                      -----------
                                                                           94,976
      Gas - 0.3%
                Delta Natural Gas Co. Inc.                  430             8,385

      Hand and Machine Tools - 0.4%
                K-Tron International Inc. *                 263             4,833
                P & F Industries *                          650             3,331
                QEP Company Inc. *                          875             3,555
                                                                      -----------
                                                                           11,719
      Healthcare Products - 3.3%
                Arrhythmia Research
                   Technology *                           2,600             4,225
                Candela Corp. *                             450             2,363
                Chesapeake Biological Labs *              1,800             8,156
                Cholestech Corp. *                          700             4,200
                Criticare Systems Inc. *                  2,000             3,250
                DEL Global Technologies Corp.*              700             1,050
                Epix Medical Inc. *                         800             6,700
                Kensey Nash Corp. *                         450             4,556
                Kewaunee Scientific Corp.                   500             5,625
                LCA-Vision Inc. *                         5,900             6,269
                North American Scientific *                 600             8,700
                Orthologic Corp. *                        2,000             5,750
                Radiance Medical Systems Inc. *           1,400             7,000
                Rehabilicare Inc. *                       2,000             4,750
                SRI/Surgical Express Inc. *                 500             7,563
                Urologix Inc. *                           1,300            17,713
                                                                      -----------
                                                                           97,870
      Healthcare Services - 3.9%
                Air Methods Corp. *                       2,000             7,750
                Almost Family Inc. *                      1,900             6,769
                America Service Group Inc. *                400            10,400
                American Shared Hospital
                   Service *                              1,900             4,275
                Amsurg Corp. *                              800            19,500
                Chronimed Inc. *                          1,000            12,125
                First American Health Concepts *          1,900             1,900
                Lifemark Corp. *                          3,400            39,100
                Option Care Inc. *                        1,000             6,250
                Radiologix Inc. *                         1,000             5,000
                Ramsay Youth Services Inc. *              2,800             2,888
                                                                      -----------
                                                                          115,957
      Home Builders - 1.8%
                Dominion Homes Inc. *                       250             2,109
                Meritage Corp. *                            450            16,650
                Newmark Homes Corp. *                       750             7,688
                Orleans Homebuilders Inc. *               2,200             7,013

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
            SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited), continued
                     Showing percentage of total net assets
                               December 31, 2000

     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
     Home Builders, continued

               Rottlund Company *                        1,250            $ 6,875
               Schuler Homes Inc. *                        800              7,200
               Washington Homes Inc.                       400              4,700
                                                                      -----------
                                                                           52,235
     Home Furnishings - 0.7%
               Cobra Electronics Corp. *                   900              4,950
               Flexsteel Industries                        400              4,600
               Koss Corp. *                                300              7,238
               Royal Appliance Manufacturing *           1,000              4,000
                                                                      -----------
                                                                           20,788
     Insurance - 0.7%
               21st Century Holding Company              1,000              3,000
               Bancinsurance Corp. *                     1,100              4,813
               Donegal Group Inc. *                        700              6,650
               Vesta Insurance Group Inc.                1,000              5,125
                                                                      -----------
                                                                           19,588
     Internet - 2.5%
               Ashford.com Inc. *                        6,000              1,875
               Audible Inc. *                            9,500              4,156
               CareerEngine Network Inc. *               2,900              4,713
               Carescience Inc. *                        7,900              5,925
               Cyberian Outpost Inc. *                   5,100              6,056
               Digital River Inc. *                      2,600              6,175
               Egghead.com Inc. *                        6,000              3,563
               Emusic.com Inc. *                         6,000              1,688
               EntrePort Corp. *                         3,800              2,850
               Fastnet Corp.*                            4,500              2,250
               Healthcentral.com *                       4,800                750
               Healthgate Data Corp. *                   4,800                900
               Marketwatch.com Inc. *                    1,000              3,000
               Mediaplex Inc. *                          7,900              6,419
               Quokka Sports Inc. *                      9,000              5,063
               Quotesmith.com Inc. *                     6,000              4,313
               SmarterKids.com *                         4,800              2,550
               Web Street Inc. *                         2,000              1,688
               barnesandnoble.com inc. *                 1,112              1,460
               iGO Corporation *                         3,700              6,706
               iVillage Inc. *                           3,500              3,719
                                                                      -----------
                                                                           75,819
     Iron and Steel - 0.3%
               Bayou Steel Corp. *                       1,000                750
               Cold Metal Products Inc.                  1,300              2,113
               Kentucky Electric Steel Inc. *            1,700              2,975
               Oregon Steel Mills Inc. *                 3,900              4,144
                                                                      -----------
                                                                            9,982
     Leisure Time - 0.5%
               Central Financial Acceptance *            1,800              4,725
               Johnson Outdoors Inc. *                     700              4,113
               Navigant International Inc. *               800              6,500
                                                                      -----------
                                                                           15,338
     Machinery - Diversified - 0.1%
               Foilmark Inc. *                           1,300              4,428

     Manufacturing - 0.2%
               Rotonics Manufacturing Inc. *             2,400              1,800
               Summa Industries Inc. *                     650              5,444
                                                                      -----------
                                                                            7,244
     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
     Media - 0.1%
               VDI MultiMedia *                          1,000            $ 3,781

     Metal Fabrication - 0.6%
               Eastern Company                             555              7,284
               Northwest Pipe Company *                    900              6,356
               Riviera Tool Company *                      882              1,654
               Webco Industries Inc. *                     900              1,294
                                                                      -----------
                                                                           16,588
     Mining - 0.4%
               Echo Bay Mines Ltd. *                    18,000              6,750
               TVX Gold Inc. *                           3,900              6,396
                                                                      -----------
                                                                           13,146
     Office/Business Equipment - 0.4%
               General Binding Corp. *                   1,100              7,425
               Gradco Systems Inc. *                     3,800              3,800
                                                                      -----------
                                                                           11,225
     Oil & Gas Producers - 4.7%
               Adams Resources & Energy Inc.               600              8,550
               Bellwether Exploration
                  Company *                                800              6,800
               Callon Petroleum Company *                  375              6,258
               Castle Energy Corp.                         600              4,088
                                                                      -----------
               Columbus Energy Corp. *                   2,090             24,819
               Edge Petroleum Corp.
                  (Delaware) *                           1,000              9,875
               Howell Corp.                                900             11,081
               Magnum Hunter Resources Inc.*             1,000             10,813
               Maynard Oil Company *                       750             13,125
               Miller Exploration Company *              4,900              7,503
               Petrocorp Inc. *                          1,000              9,750
               Petroleum Development Corp. *             1,300              8,531
               Remington Oil & Gas Corp. *               1,400             18,200
                                                                      -----------
                                                                          139,393
     Oil & Gas Services - 2.0%
               Bolt Technology Corp. *                   1,400              5,075
               Dawson Geophysical Company*                 500              4,625
               Infinity Inc. *                           3,000             18,375
               Markwest Hydrocarbon Inc. *               2,200             24,750
               Matrix Service Company *                  1,100              6,531
                                                                      -----------
                                                                           59,356
     Pharmaceuticals - 1.1%
               D & K Healthcare Resources
                  Inc. *                                   350              4,747
               Heska Corp. *                             2,300              1,581
               MIM Corp. *                               1,550              1,356
               Meridian Medical Technology
                  Inc. *                                 1,300             14,300
               Neogen Corp. *                            1,000              8,125
               Quigley Corp. *                           2,800              2,275
                                                                      -----------
                                                                           32,384
     Retail - 9.4%
               ARK Restaurants Corp. *                   1,700              9,138
               Benihana Inc. *                             300              3,563
               The Bombay Company Inc. *                 2,100              4,069
               Cache Inc. *                              1,100              3,300
               Calloway's Nursery Inc. *                 2,000              2,500

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
            SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited), continued
                     Showing percentage of total net assets
                               December 31, 2000


     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
     Retail, continued

               Christopher & Banks Corp. *               5,400          $ 152,213
               Circuit City Stores-Carmax *              2,300              9,056
               Dave & Buster's Inc. *                      700              7,700
               Friedman's Inc.                             900              4,163
               Gadzooks Inc. *                             500              7,375
               IdeaMall Inc. *                             480                540
               J. Alexander's Corp. *                    1,100              2,544
               JOS A Bank Clothiers Inc. *               1,000              4,500
               Lillian Vernon Corp.                        500              3,500
               Mayor's Jewelers Inc. *                   2,000              5,750
               Michael Anthony Jewelers Inc. *           4,200              7,613
               Movie Gallery Inc. *                      1,000              3,250
               OroAmerica Inc. *                         1,100              8,663
               Oshman's Sporting Goods *                 1,400             10,238
               Piccadilly Cafeterias Inc. *              1,800              2,475
               RAG Shops Inc. *                          3,780              8,505
               S & K Famous Brands Inc. *                  700              4,725
               Sport Chalet Inc. *                       1,000              5,250
               Wilsons The Leather Experts *               750             10,500
                                                                      -----------
                                                                          281,130
     Savings & Loans - 8.1%
               Abington Bancorp Inc.                       600              6,638
               Ameriana Bancorp                            500              5,250
               Bancorp Connecticut Inc.                    750              9,938
               Bank West Financial Corp.                   600              4,688
               Bostonfed Bancorp Inc.                      400              8,350
               Cavalry Bancorp Inc.                        500              5,313
               Coastal Bancorp Inc.                        300              7,200
               Equitable Bank *                            400              5,625
               FMS Financial Corp.                         700              6,213
               FSF Financial Corp.                         400              5,700
               Fidelity Federal Bancorp *                2,945              4,049
               First Bancshares Inc. (Missouri)            600              6,000
               First Place Financial Corp.
                  (Warren/Ohio)                            538              5,913
               HMN Financial Inc.                          400              5,225
               IPSWICH Bancshares Inc.                     700              6,388
               Itla Capital Corp. *                        400              7,650
               Jacksonville Bancorp Inc.                   500              8,125
               Ledger Capital Corp.                      1,100             10,725
               Lincoln Bancorp                             500              6,438
               Newmil Bancorp                              500              5,281
               North Central Bancshares Inc.               350              6,081
               Northeast Bancorp                           600              5,175
               PVF Capital Corp.                           550              5,225
               Peoples-Sidney Finl Corp.                   600              4,725
               Provident Financial Hldgs. *                300              6,075
               Pulaski Financial Corp. *                   500              4,906
               Riverview Bancorp Inc.                    1,100              9,075
               Sterling Savings Assn. (Spokane) *          550              6,669
               Teche Holding Company                       800             13,000
               Timberland Bancorp Inc.                   1,000             13,250
               Warren Bancorp Inc.                       1,400             11,200
               Warwick Community Bancorp
                  Inc.                                     500              6,625
               The Washington Savings Bank
                  F.S.B. *                               1,300              4,063

     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
     Savings & Loans, continued

               Westerfed Financial Corp.                   350            $ 7,613
               Yonkers Financial Corp.                     350              5,863
                                                                      -----------
                                                                          240,254
     Semiconductors - 0.4%
               Intest Corp. *                              500              3,188
               Neomagic Corp. *                          1,400              4,156
               SEMX Corp. *                                700              3,150
                                                                      -----------
                                                                           10,494
     Software - 3.1%
               3DLabs Inc. Ltd. *                        1,200              1,313
               Ansoft Corp. *                              600              4,050
               Applix Inc. *                             1,600              4,000
               CAM Commerce Solutions Inc. *             1,400              4,900
               Catalyst International Inc. *             1,000              4,750
               Comshare Inc. *                           1,500              3,938
               DocuCorp International Inc. *             1,300              2,600
               Document Sciences Corp. *                 4,700              3,525
               EPIQ Systems Inc. *                         400              6,850
               Ecometry Corp. *                          1,500              2,625
               Esps Inc. *                               1,700              2,338
               Group 1 Software Inc. *                     600              6,750
               HTE Inc. *                                4,000              3,625
               Inspire Insurance Solutions Inc. *       10,000              1,563
               Made2Manage Systems Inc. *                1,900              3,681
               Mechanical Dynamics Inc. *                  700              4,025
               Netspeak Corp. *                            800              1,250
               PLATO Learning Inc. *                     1,000             15,063
               Pervasive Software Inc. *                 1,900              2,138
               Prophet 21 Inc. *                           500              2,750
               Quality Systems Inc. *                      700              5,425
               Rogue Wave Software *                     1,200              4,500
               Unify Corp. *                             2,340                658
               Webhire Inc. *                            1,600              1,400
                                                                      -----------
                                                                           93,717
     Telecommunications - 1.7%
               Bogen Communications
                  International *                        3,000             12,750
               Comtech Telecommunications *                975             15,173
               Corsair Communications Inc. *             1,100              7,838
               Performance Technologies Inc. *             750             10,219
               Tessco Technologies Inc. *                  300              5,400
                                                                      -----------
                                                                           51,380
     Textiles - 0.1%
               Quaker Fabric Corp. *                     1,100              4,400

     Toys, Games and Hobbies - 0.2%
               Racing Champions Corp. *                  4,800              5,400

     Transportation - 1.2%
               Allied Holdings Inc. *                      800              2,200
               Forward Air Corp. *                         300             11,194
               Landair Corp. *                             600              2,250
               Motor Cargo Industries Inc. *             1,000              6,750
               PAM Transportation Services *             1,100              8,834
               Railamerica Inc. *                          700              5,491
                                                                      -----------
                                                                           36,719
                                                                      ===========

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
            SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited), continued
                     Showing percentage of total net assets
                               December 31, 2000


     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----
     Total Common Stock (Identified Cost $2,087,537)                  $ 2,399,951

Short-term Investments - 24.0%
     Money Market Funds - 24.0%
               Expedition Money Market Fund            143,164            143,164
               Federated Money Market Prime
                  Obligations Fund                     143,164            143,164
               Federated Money Market Trust
                  Fund                                 143,164            143,164
               Federated Prime Obligations
                  Fund                                 143,164            143,164
               SEI Daily Income Trust Money
                  Market Fund                          143,164            143,164
                                                                      -----------
                                                                          715,820
                                                                      ===========
     Total Short-term Investments
                  (Identified Cost $715,820)                          $   715,820
                                                                      ===========

     Industry  Company                                  Shares           Value
     --------  -------                                  ------           -----

     Total Investments - 104.6%                                        $3,115,771

     Other Assets and Liabilities, net - (4.6)%                          (138,377)
                                                                      -----------
     Total Net Assets - 100.0%                                        $ 2,977,394
                                                                      ===========


     * Non-income producing security as no dividends were paid during the period from July 1, 2000 to December 31, 2000.

     ** The aggregate identified cost on a tax basis is $2,803,357. Gross unrealized appreciation and depreciation were $677,375 and $677,375 and $364,961, respectively, or net unrealized appreciation of $312,414.

     See accompanying notes to financial statements.

               BRIDGEWAY FUND, INC. - ULTRA-SMALL INDEX PORTFOLIO
                 STATEMENT OF ASSETS AND LIABILITIES (unaudited)
                             As of December 31, 2000

ASSETS:
      Investments at value (cost - $2,803,357)      $ 3,115,771
      Receivable for dividends                              947
      Receivable for interest                             3,128
      Deferred organization costs                         1,580
                                                    -----------
            Total assets                              3,121,426
                                                    -----------

LIABILITIES:
      Bank overdraft                                     33,320
      Payable for investments purchased                 107,965
      Payable for management fee                          2,314
      Accrued expenses                                      433
                                                    -----------
            Total liabilities                           144,032
                                                    -----------
      NET ASSETS (462,939 SHARES OUTSTANDING)       $ 2,977,394
                                                    ===========
      Net asset value, offering and redemption
        price per share ($2,977,394 / 462,939)      $      6.43
                                                    ===========

NET ASSETS REPRESENT:
      Paid-in capital                               $ 2,770,690
      Undistributed net investment income                 7,538
      Undistributed net realized loss                  (113,238)
      Net unrealized appreciation of investments        312,404
                                                    -----------
      NET ASSETS                                    $ 2,977,394
                                                    ===========


See accompanying notes to financial statements.

               BRIDGEWAY FUND, INC. - ULTRA-SMALL INDEX PORTFOLIO
                       STATEMENT OF OPERATIONS (unaudited)
                   For the six months ended December 31, 2000

INVESTMENT INCOME:
      Dividends                                        $   9,109
      Interest                                            12,006
                                                       ---------
            Total income                                  21,115

EXPENSES:
      Management fees                                      6,794
      Accounting fees                                     12,933
      Audit fees                                           2,743
      Custody                                              1,092
      Amortization of organization costs                     451
      Insurance                                              312
      Legal                                                  364
      Registration fees                                    1,670
      Directors' fees                                          0
      Miscellaneous                                           27
                                                       ---------
            Total expenses                                26,386
      Less fees waived                                   (16,430)
                                                       ---------
            Net expenses                                   9,956
                                                       ---------

NET INVESTMENT INCOME                                     11,159
                                                       ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      Net realized gain on investments                    26,426
      Net change in unrealized appreciation             (115,714)
                                                       ---------
      Net realized gain and unrealized appreciation      (89,288)
                                                       ---------

NET DECREASE IN ASSETS RESULTING FROM OPERATIONS       ($ 78,129)
                                                       =========



See accompanying notes to financial statements.

               BRIDGEWAY FUND, INC. - ULTRA-SMALL INDEX PORTFOLIO
                 STATEMENT OF CHANGES IN NET ASSETS (unaudited)


                                                            Six months ended   Year ended
INCREASE (DECREASE) IN NET ASSETS:                          December 31, 2000 June 30, 2000
                                                            ----------------- -------------
OPERATIONS:
      Net investment gain                                      $    11,159     $    11,362
      Net realized gain on investments                              26,426         325,854
      Net change in unrealized appreciation                       (115,714)        218,144
                                                               -----------     -----------
          Net increase resulting from operations                   (78,129)        555,360
                                                               -----------     -----------
      Distributions to shareholders:
          From net investment income                               (26,426)              0
          From realized gains on investments                             0               0
                                                               -----------     -----------
            Total distributions to shareholders                    (26,426)              0
FUND SHARE TRANSACTIONS:
      Proceeds from sale of shares                                 983,406       1,382,700
      Reinvestment of dividends                                     19,531               0
      Cost of shares redeemed                                     (306,745)     (1,138,468)
                                                               -----------     -----------
          Net increase from Fund share transactions                696,192         244,232
                                                               -----------     -----------
          Net increase in net assets                               591,637         799,592
NET ASSETS:
      Beginning of period                                        2,385,757       1,586,165
                                                               -----------     -----------
      End of period (including undistributed net investment
           income of $7,538 on December 31, 2000 and
           $11,362 on June 30, 2000, respectively)             $ 2,977,394     $ 2,385,757
                                                               ===========     ===========
Number of Fund shares:
      Sold                                                         146,092         225,424
      Issued on dividends reinvested                                 3,066               0
      Redeemed                                                     (46,608)       (184,987)
                                                               -----------     -----------
          Net increase                                             102,550          40,437
      Outstanding at beginning of period                           360,389         319,952
                                                               -----------     -----------
      Outstanding at end of period                                 462,939         360,389
                                                               ===========     ===========


See accompanying notes to financial statements.

               BRIDGEWAY FUND, INC. - ULTRA-SMALL INDEX PORTFOLIO
                        FINANCIAL HIGHLIGHTS (unaudited)
                (for a share outstanding throughout the period)

                                              Six months ended    Year ended     Year ended    July 31, 1997* to
                                              December 31, 2000  June 30, 2000  June 30, 1999   June 30, 1998
                                              -----------------  -------------  -------------  ------------------
PER SHARE DATA
      Net asset value,
           beginning of period                     $     6.62      $     4.96     $     5.69      $     5.00
                                                   ----------      ----------     ----------      ----------
      Income (loss) from investment operations:

                Net investment loss                      0.03            0.03          (0.02)          (0.02)
                Net realized and
                     unrealized gain (loss)             (0.18)           1.63          (0.71)           0.71
                                                   ----------      ----------     ----------      ----------
      Total from investment operations                  (0.15)           1.66          (0.73)           0.69
                                                   ----------      ----------     ----------      ----------

      Less distributions to shareholders:
           Net investment income                        (0.04)           0.00           0.00            0.00
           Net realized gains                            0.00            0.00           0.00            0.00
                                                   ----------      ----------     ----------      ----------
      Total distributions                               (0.04)           0.00           0.00            0.00
                                                   ----------      ----------     ----------      ----------

      Net asset value, end of period               $     6.43      $     6.62     $     4.96      $     5.69
                                                   ==========      ==========     ==========      ==========

TOTAL RETURN [1]                                         (2.2)%          33.5%         (12.8)%          13.8%

RATIOS & SUPPLEMENTAL DATA

      Net assets, end of period                    $2,977,394      $2,385,757     $1,586,165      $1,529,297
      Ratios to average net assets: [2]
           Expenses after waivers
                and reimbursements                       0.75%           0.75%          0.75%           0.75%
           Expenses before waivers
                and reimbursements                       1.98%           1.94%          2.43%           1.74%
           Net investment income (loss)
                after waivers and
                reimbursements                           0.84%           0.53%         (0.51%)         (0.38%)

      Portfolio turnover rate [2]                        26.7%           39.5%          48.3%           61.7%

[1] Not annualized for periods less than a year.
[2] Annualized for periods less than a year.
* July 31, 1997 commencement of operations.


See accompanying notes to financial statements.

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (unaudited)


1.     Organization:

       Bridgeway Fund, Inc. (the "Fund") was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company.

       The Fund is organized as a series fund and has five portfolios. The Fund commenced operations as a regulated investment company on August 5, 1994 with the Ultra-Small Company Portfolio, the Social Responsibility Portfolio, and the Aggressive Growth Portfolio. On July 20, 1997, the Fund added two portfolios: the Ultra-Small Index Portfolio and the Ultra-Large 35 Index Portfolio. On June 5, 1998, the Fund added the Micro-Cap Limited Portfolio. On October 31, 2000, the Social Responsibility Portfolio, was merged into a new fund, the Calvert Large Cap Growth Fund. The Fund is authorized to issue 1,000,000,000 shares.

       Bridgeway Capital Management, Inc. is Adviser to the Fund.

2.     Significant Accounting Policies:

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

       Securities Valuation

       Securities are valued at the closing price for securities traded on a principal U.S. securities exchange and on NASDAQ. Listed securities for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Fund's Board of Directors. When current bid prices are not available, the most recently available quoted closing or bid price is used and adjusted for changes in the index on the exchange on which that security trades, also in accordance with the pricing policy established by the Fund's Board of Directors.

       Federal Income Taxes

       It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the timely distribution of all its taxable income to its shareholders. Therefore, no federal income tax provision has been recorded.

       Deferred Organization Costs

       Deferred organization costs are amortized on a straight-line basis over five years.

       Distributions to Shareholders

       Distributions to shareholders are recorded when declared. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Distributions of net investment income and realized short-term capital gains, if any, are taxable as ordinary income to shareholders. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and tax allocations.

       Use of Estimates in Financial Statements

       In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
              NOTES TO FINANCIAL STATEMENTS (unaudited), Continued


2.     Significant Accounting Policies, Continued:

       Risks and Uncertainties

       The Fund invests in stocks. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders' account values and the amounts reported in the financial statements and financial highlights.

       12b-1 Plan

       The Fund acts as distributor of its shares pursuant to a 12b-1 plan adopted by shareholders on October 15, 1996. The cost of distributing shares of the Fund is borne by the Adviser at no cost to the Fund; thus, there are no 12b-1 fees.

       Other

       Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

       Assets in the Ultra-Small Index Portfolio are very low, and may remain so in the immediate future. Because commission cost per trade is unacceptably high as a percentage of assets, the Adviser reimburses the Portfolio for any commissions above one cent/share. The Adviser expects to continue this practice until portfolio net assets reach at least $5 million.

3.     Management Contract:

       The Ultra-Small Index Portfolio pays a flat 0.5% annual management fee, computed daily and payable monthly subject to a maximum expense ratio of 0.75%.

4.     Related Party Transactions:

       One director of the Fund, John Montgomery, is an owner and director of the Adviser. Under the Investment Company Act of 1940 definitions, he is considered to be "affiliated" and "interested." Compensation of Mr. Montgomery is borne by the Adviser rather than the Fund. The other officers of the Fund are employees of the Adviser and the portion of their compensation attributable to fund accounting, shareholder accounting and state registration services is paid by the Fund and is included in the Accounting fees expense category of the financial statements. All amounts paid for shareholder accounting are paid to the Adviser.

       The Adviser has agreed to reimburse the Ultra-Small Index Portfolio for any operating expenses above 0.75%. To achieve this expense level the Adviser has waived the management fees and $9,636 of accounting fees for the six months ended December 31, 2000. The Adviser expects to continue this voluntary level of reimbursement, in the foreseeable future.

5.     Custodial Agreement:

       The Fund has entered into a Custodial Agreement with Compass Bank. As compensation for services rendered by the custodian, each portfolio pays a fee, computed and paid quarterly based on the average month end total assets of each portfolio for the quarter plus a fee per transaction.

                              BRIDGEWAY FUND, INC.
                           ULTRA-SMALL INDEX PORTFOLIO
              NOTES TO FINANCIAL STATEMENTS (unaudited), Continued


6.     Cost, Purchases and Sales of Investment Securities:

       Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investment securities other than cash equivalents were $566,847, and $311,353, respectively, for the six months ended December 31, 2000.

7.     Federal Income Taxes:

       During the six months ended December 31, 2000, the Fund paid a dividend from net investment income of $0.0427 per share to shareholders of record. The dividend qualified for the dividends received deduction of corporate shareholders.

       The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. The Fund utilized the post-October 31 losses it incurred for the year ended June 30, 1999 and capital loss carryforwards to offset capital gains realized in the year ended June 30, 2000. At June 30, 2000 the fund had $139,664 in capital loss carryforwards for federal income tax purposes which expire June 30, 2007.